Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

11.      Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31, 2012	September 30, 2011	Estimated Useful Lives
Machinery and equipment	$633,961	$657,155	3 – 7 years
Less accumulated depreciation	(328,722)	(273,615)
Machinery and equipment, net	$305,239	$383,540

3.         Property, Plant and Equipment

Property, plant and equipment consist of the following:

	September 30, 2011	September 30, 2010	Estimated Useful Lives
Machinery and equipment	$657,155	$603,738	3 - 7 years
Less accumulated depreciation	(273,615)	(126,238)
Property, plant and equipment, net	$383,540	$477,500